CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Contributed surplus	Accumulated other comprehensive loss	(Accumulated deficit)/retained earnings	(Accumulated deficit)/retained earnings Cumulative Effect, Period Of Adoption, Adjustment	Designated as hedging instrument Interest rate swaps	Designated as hedging instrument Cross currency swaps	Designated as hedging instrument Cross currency interest rate swaps
Balance, at beginning of year (in shares) at Dec. 31, 2018	119,373,064
Balance, at beginning of year at Dec. 31, 2018		$ 1,194	$ 468,844	$ 680,703	$ (220)	$ 29,511	$ 32
Balance, at beginning of year (Accounting Standards Update 2017-12) at Dec. 31, 2018							32
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	18,246
Shares issued- share option, dividend reinvestment and other schemes		0	0
Payments in lieu of issuing shares			0
Amortization of stock-based compensation			896
Stock-based compensation forfeitures			(83)
Adjustment to equity component of convertible bonds arising from reacquisition of bonds			(231)
Fair value adjustments to hedging financial instruments					(12,748)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	$ 0				0
Fair value adjustments to available-for-sale securities					(2,190)
Earnings reclassification of previously deferred fair value adjustments to available-for-sale securities	2,181				2,181
Reclassification of of unrealised losses upon adoption of new ASU | Accounting Standards Update 2017-12					(32)
Other comprehensive income/(loss)	(6)				(6)
Net income/(loss)	$ 89,177					89,177
Dividends declared				(31,939)		(118,720)
Balance, at end of year (in shares) at Dec. 31, 2019	119,391,310
Balance, at end of year at Dec. 31, 2019	$ 1,106,369	1,194	469,426	648,764	(13,015)	0	$ (32,638)
Accumulated other comprehensive loss
Accounting Standards Update [Extensible List]	Accounting Standards Update 2017-12
Fair value adjustments to hedging financial instruments								$ (1,514)	$ (7,289)	$ (4,433)
Reclassification of unrealized losses upon adoption of ASU 2017-12	$ (32)
Fair value adjustments to available-for-sale securities	635
Other items	(382)
Accumulated other comprehensive loss	$ (13,015)
Shares issued (in shares)	8,418,754
Shares issued- share option, dividend reinvestment and other schemes		84	61,400
Payments in lieu of issuing shares			0
Amortization of stock-based compensation			966
Stock-based compensation forfeitures			(96)
Adjustment to equity component of convertible bonds arising from reacquisition of bonds			(314)
Fair value adjustments to hedging financial instruments					(7,695)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	$ 1,059				1,059
Fair value adjustments to available-for-sale securities					(4,608)
Earnings reclassification of previously deferred fair value adjustments to available-for-sale securities	4,888				4,888
Reclassification of of unrealised losses upon adoption of new ASU | Accounting Standards Update 2017-12					0
Other comprehensive income/(loss)	55				55
Net income/(loss)	$ (224,425)					(224,425)
Dividends declared				(109,394)		0
Balance, at end of year (in shares) at Dec. 31, 2020	127,810,064
Balance, at end of year at Dec. 31, 2020	$ 795,651	1,278	531,382	539,370	(19,316)	(257,063)
Accumulated other comprehensive loss
Accounting Standards Update [Extensible List]	Accounting Standards Update 2016-13 [Member]
Fair value adjustments to hedging financial instruments								(5,564)	(7,162)	(7,146)
Reclassification of unrealized losses upon adoption of ASU 2017-12	$ (32)
Fair value adjustments to available-for-sale securities	915
Other items	(327)
Accumulated other comprehensive loss	$ (19,316)
Shares issued (in shares)	10,741,323
Shares issued- share option, dividend reinvestment and other schemes		108	89,269
Payments in lieu of issuing shares	$ 100		(97)
Amortization of stock-based compensation			981
Stock-based compensation forfeitures			0
Adjustment to equity component of convertible bonds arising from reacquisition of bonds			(498)
Fair value adjustments to hedging financial instruments					10,408
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	0				0
Fair value adjustments to available-for-sale securities					(1,101)
Earnings reclassification of previously deferred fair value adjustments to available-for-sale securities	817				817
Reclassification of of unrealised losses upon adoption of new ASU | Accounting Standards Update 2017-12					0
Other comprehensive income/(loss)	(2)				(2)
Net income/(loss)	$ 164,343					164,343
Dividends declared				(77,552)		0
Balance, at end of year (in shares) at Dec. 31, 2021	138,551,387
Balance, at end of year at Dec. 31, 2021	$ 982,327	$ 1,386	$ 621,037	$ 461,818	$ (9,194)	$ (92,720)
Accumulated other comprehensive loss
Fair value adjustments to hedging financial instruments								$ 2,758	$ (7,280)	$ (4,942)
Reclassification of unrealized losses upon adoption of ASU 2017-12	(32)
Fair value adjustments to available-for-sale securities	631
Other items	(329)
Accumulated other comprehensive loss	$ (9,194)